UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Quantlab Capital Management, Ltd.
Address:  4200 Montrose Boulevard, Suite 200
Houston, Texas 77006


Form 13F File Number:    28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark F. Hansen
Title:  	Chief Financial Officer
Phone:		(713) 333-5445

Signature, Place, and Date of Signing:


	/s/ Mark F. Hansen	Houston, TX				02/17/2009
	[Signature]		[City, State]				[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2008

Form 13F Information Table Entry Total:  	67

Form 13F Information Table Value Total:  	$18,277
					 	(thousands)

List of Other Included Managers: 		NONE


							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG 	AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

AEROPOSTALE		COM             	007865108	207 		12857 		 SH		SOLE	NONE	12857
AETNA INC NEW		COM             	00817Y108	211 		7400 		 SH		SOLE	NONE	7400
AFLAC INC		COM             	001055102	206 		4494 		 SH		SOLE	NONE	4494
AMERICAN EXPRESS CO	COM			025816109	205 		11037 		 SH		SOLE	NONE	11037
APPLE INC		COM             	037833100	254 		2971 		 SH		SOLE	NONE	2971
ARCELORMITTAL SA LUXE	NY REGISTRY SH  	03938L104	246 		10000 		 SH		SOLE	NONE	10000
AT&T INC		COM             	00206R102	300 		10510 		 SH		SOLE	NONE	10510
BAIDU COM INC		SPON ADR REP A  	056752108	288 		2207 		 SH		SOLE	NONE	2207
BARRICK GOLD CORP	COM             	067901108	433 		11778 		 SH		SOLE	NONE	11778
BAXTER INTL INC		COM             	071813109	295 		5500 		 SH		SOLE	NONE	5500
BB&T CORP		COM             	054937107	265 		9657 		 SH		SOLE	NONE	9657
BOSTON PROPERTIES INC	COM             	101121101	252 		4587 		 SH		SOLE	NONE	4587
BP PLC			SPONSORED ADR   	055622104	338 		7237 		 SH		SOLE	NONE	7237
CELGENE CORP		COM             	151020104	252 		4557 		 SH		SOLE	NONE	4557
CHINA TECH DEVELOPGP	SHS             	G84384109	25 		12166 		 SH		SOLE	NONE	12166
COLONIAL BANCGROUP INC	COM             	195493309	70 		33835 		 SH		SOLE	NONE	33835
COMCAST CORP NEW	CL A            	20030N101	284 		16802 		 SH		SOLE	NONE	16802
COSTCO WHSL CORP NEW	COM             	22160K105	515 		9800 		 SH		SOLE	NONE	9800
DECKERS OUTDOOR CORP	COM             	243537107	217 		2721 		 SH		SOLE	NONE	2721
DELL INC		COM             	24702R101	119 		11629 		 SH		SOLE	NONE	11629
DEVON ENERGY CORP NEW	COM             	25179M103	392 		5970 		 SH		SOLE	NONE	5970
DST SYS INC DEL		COM             	233326107	284 		7481 		 SH		SOLE	NONE	7481
EOG RES INC		COM             	26875P101	206 		3089 		 SH		SOLE	NONE	3089
GENERAL ELECTRIC CO	COM             	369604103	174 		10727 		 SH		SOLE	NONE	10727
INTEL CORP		COM             	458140100	155 		10604 		 SH		SOLE	NONE	10604
INTL BUSINESS MACHS	COM             	459200101	314 		3732 		 SH		SOLE	NONE	3732
ISHARES TR		RUSSELL 2000    	464287655	453 		9190 		 SH		SOLE	NONE	9190
KOHLS CORP		COM             	500255104	215 		5941 		 SH		SOLE	NONE	5941
LEVEL 3 COMMUNICATIONS	COM             	52729N100	18 		26224 		 SH		SOLE	NONE	26224
LIMITED BRANDS INC	COM             	532716107	147 		14690 		 SH		SOLE	NONE	14690
LOUISIANA PAC CORP	COM             	546347105	26 		16730 		 SH		SOLE	NONE	16730
LOWES COS INC		COM             	548661107	360 		16724 		 SH		SOLE	NONE	16724
MARVELL TECHNOLOGY GROP	ORD             	G5876H105	77 		11525 		 SH		SOLE	NONE	11525
MCDONALDS CORP		COM             	580135101	239 		3847 		 SH		SOLE	NONE	3847
MORGAN STANLEY		COM NEW         	617446448	481 		30000 		 SH		SOLE	NONE	30000
NOBLE CORPORATION	SHS             	G65422100	219 		9906 		 SH		SOLE	NONE	9906
NORTEL NETWRKS CORP NEW	COM NEW         	656568508	16 		61646 		 SH		SOLE	NONE	61646
NVIDIA CORP		COM             	67066G104	145 		17965 		 SH		SOLE	NONE	17965
OCCIDENTAL PETE CRP DEL	COM             	674599105	212 		3535 		 SH		SOLE	NONE	3535
ORACLE CORP		COM             	68389X105	188 		10597 		 SH		SOLE	NONE	10597
PENNEY J C INC		COM             	708160106	290 		14705 		 SH		SOLE	NONE	14705
PEPSICO INC		COM             	713448108	216 		3936 		 SH		SOLE	NONE	3936
PFIZER INC		COM             	717081103	354 		20000 		 SH		SOLE	NONE	20000
PLUM CREEK TIMBER CO	COM             	729251108	230 		6629 		 SH		SOLE	NONE	6629
PNC FINL SVCS GROUP	COM             	693475105	330 		6737 		 SH		SOLE	NONE	6737
POWERSHARES QQQ TRUST	UNIT SER 1      	73935A104	550 		18478 		 SH		SOLE	NONE	18478
PRICE T ROWE GROUP INC	COM             	74144T108	294 		8303 		 SH		SOLE	NONE	8303
PROCTER & GAMBLE CO	COM             	742718109	207 		3347 		 SH		SOLE	NONE	3347
PROSHARES TR		PSHS ULTSHRT QQQ	74347R875	621 		10828 		 SH		SOLE	NONE	10828
ROYAL DUTCH SHELL PLC	SPONS ADR A     	780259206	216 		4071 		 SH		SOLE	NONE	4071
SAP AKTIENGESELLSCHAFT	SPONSORED ADR   	803054204	270 		7446 		 SH		SOLE	NONE	7446
SCHLUMBERGER LTD	COM             	806857108	423 		9993 		 SH		SOLE	NONE	9993
SCHWAB CHARLES CORP NEW	COM             	808513105	173 		10722 		 SH		SOLE	NONE	10722
SELECT SECTOR SPDR TR	SBI INT-ENERGY  	81369Y506	574 		12026 		 SH		SOLE	NONE	12026
SELECT SECTOR SPDR TR	SBI INT-UTILS   	81369Y886	428 		14744 		 SH		SOLE	NONE	14744
SIMON PPTY GROUP NEW	COM             	828806109	259 		4879 		 SH		SOLE	NONE	4879
TARGET CORP		COM             	87612E106	293 		8498 		 SH		SOLE	NONE	8498
TD AMERITRADE HLDG CORP	COM             	87236Y108	208 		14581 		 SH		SOLE	NONE	14581
TERRA NITROGEN CO L P	COM UNIT        	881005201	609 		6430 		 SH		SOLE	NONE	6430
TEVA PHARMACEUTICAL	ADR            		881624209	298 		7000 		 SH		SOLE	NONE	7000
UNITEDHEALTH GROUP INC	COM             	91324P102	254 		9544 		 SH		SOLE	NONE	9544
US BANCORP DEL		COM NEW         	902973304	282 		11256 		 SH		SOLE	NONE	11256
VALERO ENERGY CORP NEW	COM             	91913Y100	332 		15323 		 SH		SOLE	NONE	15323
WAL MART STORES INC	COM             	931142103	290 		5171 		 SH		SOLE	NONE	5171
WALGREEN CO		COM             	931422109	246 		9991 		 SH		SOLE	NONE	9991
WELLS FARGO & CO NEW	COM             	949746101	289 		9805 		 SH		SOLE	NONE	9805
XTO ENERGY INC		COM             	98385X106	438 		12432 		 SH		SOLE	NONE	12432
